Investments - Financing Receivable, Non-Accrual and Aging (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financing receivables, non-accrual and aging disclosures
Financing receivables, Non-accrual status	$ 59.8	$ 12.1	$ 9.1
Financing receivables, Non-accrual assets without a valuation allowance	0.6	0.7
Financing receivables, Nonaccrual, Interest Income	0.9	0.5
Mortgage loans, Total amortized cost	19,802.9	18,952.0
Reinsurance recoverable and deposit receivable	22,032.0	1,189.0
Current
Financing receivables, non-accrual and aging disclosures
Mortgage loans, Total amortized cost	19,743.9	18,917.0
Past Due
Financing receivables, non-accrual and aging disclosures
Mortgage loans, Total amortized cost	59.0	35.0
Reinsurance recoverable and deposit receivable	0.0	0.0
30 to 59 Days Past Due
Financing receivables, non-accrual and aging disclosures
Mortgage loans, Total amortized cost	35.9	27.6
60 to 89 Days Past Due
Financing receivables, non-accrual and aging disclosures
Mortgage loans, Total amortized cost	2.4	2.9
90 Days or More Past Due
Financing receivables, non-accrual and aging disclosures
Mortgage loans, Total amortized cost	20.7	4.5
Commercial mortgage loans
Financing receivables, non-accrual and aging disclosures
Financing receivables, Non-accrual status	43.8	8.7
Financing receivables, Nonaccrual, Interest Income	0.9	0.5
Mortgage loans, Total amortized cost	16,243.4	16,007.7
Commercial mortgage loans | Current
Financing receivables, non-accrual and aging disclosures
Mortgage loans, Total amortized cost	16,235.1	16,007.7
Commercial mortgage loans | Past Due
Financing receivables, non-accrual and aging disclosures
Mortgage loans, Total amortized cost	8.3
Commercial mortgage loans | 90 Days or More Past Due
Financing receivables, non-accrual and aging disclosures
Mortgage loans, Total amortized cost	8.3
Residential mortgage loans
Financing receivables, non-accrual and aging disclosures
Financing receivables, Non-accrual status	16.0	3.4	$ 9.1
Financing receivables, Non-accrual assets without a valuation allowance	0.6	0.7
Mortgage loans, Total amortized cost	3,559.5	2,944.3
Residential mortgage loans | Current
Financing receivables, non-accrual and aging disclosures
Mortgage loans, Total amortized cost	3,508.8	2,909.3
Residential mortgage loans | Past Due
Financing receivables, non-accrual and aging disclosures
Mortgage loans, Total amortized cost	50.7	35.0
Residential mortgage loans | 30 to 59 Days Past Due
Financing receivables, non-accrual and aging disclosures
Mortgage loans, Total amortized cost	35.9	27.6
Residential mortgage loans | 60 to 89 Days Past Due
Financing receivables, non-accrual and aging disclosures
Mortgage loans, Total amortized cost	2.4	2.9
Residential mortgage loans | 90 Days or More Past Due
Financing receivables, non-accrual and aging disclosures
Mortgage loans, Total amortized cost	$ 12.4	$ 4.5